OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: MAY 31, 2007

                                                        Estimated average burden
                                                        hours per response:21.09


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                    NUMBER OF
                                                                                       SHARES                     VALUE
-----------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 55.3%
-----------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 8.7%
Bed Bath & Beyond, Inc.                                                                57,735                   $  2,209 (a,h)
Carnival Corp.                                                                         59,729                      2,809 (h)
CBS Corp.                                                                              36,813                      1,037
Comcast Corp. (Class A)                                                               126,095                      4,642 (a)
Home Depot, Inc.                                                                       92,249                      3,346
Liberty Global, Inc. (Series C)                                                        34,896                        874 (a)
Liberty Media Holding Corp - Capital                                                   22,273                      1,861 (a)
(Series A)
Liberty Media Holding Corp - Interactive                                              111,365                      2,270 (a)
(Series A)
Omnicom Group, Inc.                                                                    20,976                      1,963
Staples, Inc.                                                                          28,534                        694
Target Corp.                                                                           22,564                      1,247
Viacom Inc. (Class B)                                                                  21,569                        802 (a)
                                                                                                                  23,754

CONSUMER STAPLES - 5.3%
Clorox Co.                                                                             19,909                      1,254
Colgate-Palmolive Co.                                                                  64,042                      3,977
PepsiCo, Inc.                                                                          66,363                      4,331
The Coca-Cola Co.                                                                     112,819                      5,041
                                                                                                                  14,603

ENERGY - 4.8%
EOG Resources, Inc.                                                                    19,908                      1,295
Exxon Mobil Corp.                                                                     112,156                      7,526
Halliburton Co.                                                                        29,866                        850
Schlumberger Ltd.                                                                      58,069                      3,602
                                                                                                                  13,273

FINANCIALS - 9.8%
AFLAC Incorporated                                                                     38,823                      1,777 (h)
Alleghany Corp.                                                                           951                        275 (a,j)
American International Group, Inc.                                                     80,966                      5,365
Bank of America Corp.                                                                  89,509                      4,795
Berkshire Hathaway, Inc. (Class B)                                                        267                        847 (a)
Citigroup, Inc.                                                                        26,546                      1,319
Everest Re Group, Ltd.                                                                 11,314                      1,103
Federal National Mortgage Assoc.                                                       53,424                      2,987
HCC Insurance Holdings, Inc.                                                           25,882                        851
Mellon Financial Corp.                                                                 38,159                      1,492
Metlife, Inc.                                                                          25,880                      1,467
State Street Corp.                                                                     43,139                      2,692 (e)
SunTrust Banks, Inc.                                                                   22,564                      1,744
                                                                                                                  26,714

HEALTHCARE - 9.3%
Abbott Laboratories                                                                    84,283                      4,093
Advanced Medical Optics, Inc.                                                          15,399                        609 (a,j)
Aetna, Inc.                                                                            44,462                      1,758
Amgen, Inc.                                                                            53,090                      3,797 (a)
Johnson & Johnson                                                                      25,222                      1,638
Lincare Holdings Inc.                                                                  54,086                      1,873 (a)
Medtronic Inc.                                                                         26,014                      1,208
Pfizer Inc.                                                                           184,889                      5,243
Wyeth                                                                                 102,865                      5,230
                                                                                                                  25,449


INDUSTRIALS - 3.4%
Corinthian Colleges, Inc.                                                              30,710                        332 (a,j)
Dover Corp.                                                                            78,311                      3,715
Southwest Airlines Co.                                                                106,184                      1,769
Tyco International Ltd.                                                                72,889                      2,040
United Technologies Corp.                                                              21,156                      1,340
                                                                                                                   9,196

INFORMATION TECHNOLOGY - 13.0%
Activision, Inc.                                                                       39,818                        601 (a)
Analog Devices, Inc.                                                                   32,187                        946
Automatic Data Processing, Inc.                                                        45,646                      2,161
Checkfree Corp.                                                                         9,955                        411 (a)
Cisco Systems, Inc.                                                                   189,346                      4,355 (a)
Dell, Inc.                                                                             26,547                        606 (a)
eBay, Inc.                                                                             31,512                        894 (a)
EMC Corp.                                                                             101,240                      1,213 (a)
Fidelity National Information Services, Inc.                                           18,582                        688
First Data Corp.                                                                      132,730                      5,575
Intel Corp.                                                                            66,365                      1,365
Intuit Inc.                                                                            55,087                      1,768 (a)
Microsoft Corp.                                                                       222,108                      6,070
Molex, Inc. (Class A)                                                                  96,230                      3,167
Oracle Corp.                                                                          225,641                      4,003 (a)
Yahoo! Inc.                                                                            66,465                      1,680 (a)
                                                                                                                  35,503

MATERIALS - 1.0%
Monsanto Co.                                                                           57,405                      2,699

TOTAL COMMON STOCK                                                                      4,037                    151,191
(COST $129,658)

-----------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 18.5%
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 18.3%

CONSUMER DISCRETIONARY - 1.2%
Accor S.A.                                                                                790                         54 (j)
Koninklijke Philips Electronics N.V.                                                   26,804                        940
Lagardere SCA (Regd.)                                                                   1,197                         86 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                                   4,384                        451 (j)
Marui Company Ltd.                                                                      5,000                         73 (j)
Reed Elsevier PLC                                                                      31,104                        344
Renault S.A.                                                                              858                         98 (j)
Sekisui Chemical Company Ltd.                                                          55,998                        472 (j)
Toyota Motor Corp.                                                                     15,898                        865 (j)
                                                                                                                   3,383

CONSUMER STAPLES - 1.2%
Carrefour S.A.                                                                          2,603                        164 (j)
Diageo PLC                                                                             33,598                        592
Nestle S.A. (Regd.)                                                                     3,038                      1,056
Seven & I Holdings Company Ltd.                                                        14,300                        460
Shiseido Company Ltd.                                                                  24,000                        480 (j)
Tesco PLC                                                                              80,166                        539
                                                                                                                   3,291

ENERGY - 1.7%
Acergy S.A.                                                                            42,674                        730 (a)
BG Group, PLC                                                                          29,665                        360 (a)
China Petroleum & Chemical Corp.                                                      570,000                        353
EnCana Corp.                                                                            2,867                        134 (j)
ENI S.p.A.                                                                              7,919                        234 (j)
LUKOIL ADR                                                                              1,554                        118 (b)
Petroleo Brasileiro S.A. ADR                                                            7,983                        598
Reliance Energy Ltd.                                                                   24,420                         12
Reliance Petroleum Ltd.                                                                24,420                         19
Saipem S.p.A.                                                                          42,091                        914 (j)
Tenaris S.A. ADR                                                                        8,775                        311
Total S.A.                                                                             11,710                        768 (j)
                                                                                                                   4,551

FINANCIALS - 5.4%
Allianz AG (Regd.)                                                                      2,588                        447 (a)
AXA S.A.                                                                               13,655                        503 (j)
Banca Intesa S.p.A.                                                                    80,142                        527 (j)
Banco Santander Central Hispano S.A. (Regd.)                                           45,936                        726
Bank of Yokohama Ltd.                                                                  42,605                        336 (j)
BNP Paribas                                                                            11,825                      1,271 (j)
CapitaLand Ltd.                                                                       163,000                        519
Credit Agricole S.A.                                                                   13,126                        576 (j)
Credit Suisse Group, (Regd.)                                                           13,115                        757
Hongkong Land Holdings Ltd.                                                            56,999                        221
ICICI Bank Ltd. ADR                                                                     8,509                        261
ING Groep N.V.                                                                         13,693                        602
Jardine Matheson Holdings Ltd.                                                         11,307                        207
Kookmin Bank                                                                            7,587                        598
Lloyds TSB Group, PLC                                                                  46,125                        465
Mitsubishi Estate Company Ltd.                                                         37,982                        830
Mitsubishi UFJ Financial Group, Inc.                                                       84                      1,081
Mitsui Sumitomo Insurance Company Ltd.                                                 44,000                        550
Nomura Holdings, Inc.                                                                  60,099                      1,059 (j)
Prudential PLC                                                                         47,036                        583
Reliance Capital Ltd.                                                                  24,420                         15
Royal Bank of Scotland Group, PLC                                                      24,117                        829
Sun Hung Kai Properties Ltd.                                                           33,177                        362
Swiss Reinsurance                                                                       5,016                        383
UniCredito Italiano S.p.A.                                                            133,036                      1,103
                                                                                                                  14,811

HEALTHCARE - 1.2%
GlaxoSmithKline PLC                                                                    29,807                        792
Novartis AG (Regd.)                                                                    17,246                      1,004
Roche Holding AG                                                                        6,854                      1,182
Sanofi-Aventis                                                                          2,915                        259 (j)
                                                                                                                   3,237

INDUSTRIALS - 2.5%
ABB Ltd. (Regd.)                                                                       48,526                        637
Adecco S.A. (Regd.)                                                                     4,398                        265
Asahi Glass Company Ltd.                                                               36,003                        444 (j)
Brambles Industries PLC                                                                15,654                        140
Canadian National Railway Co.                                                          11,740                        492 (j)
Chiyoda Corp.                                                                          25,369                        496 (j)
East Japan Railway Co.                                                                     80                        560 (j)
Group 4 Securicor PLC                                                                  74,080                        234
Group 4 Securicor PLC                                                                  72,123                        228
Komatsu Ltd.                                                                           23,358                        404 (j)
Kubota Corp.                                                                           20,000                        164 (j)
Malaysia International Shipping Corp. BHD                                              74,926                        175 (a)
Mitsubishi Heavy Industries Ltd.                                                       20,000                         83 (j)
Orascom Construction Industries                                                         6,430                        281
Orkla ASA                                                                               2,708                        129
Sandvik AB                                                                             55,518                        636
Siemens AG (Regd.)                                                                      7,968                        694
SMC Corp.                                                                               2,197                        291
Smiths Group, PLC                                                                      21,520                        360
                                                                                                                   6,713

INFORMATION TECHNOLOGY - 1.4%
Hoya Corp.                                                                             16,700                        629 (j)
Nidec Corp.                                                                             9,758                        736 (j)
Nokia OYJ                                                                              45,539                        903
Nortel Networks Corp.                                                                  27,309                         62 (a,j)
Samsung Electronics Company Ltd.                                                          800                        561
Taiwan Semiconductor Manufacturing Company                                            284,558                        513
Ltd.
Telefonaktiebolaget LM Ericsson (Series B)                                            107,284                        372
                                                                                                                   3,776

MATERIALS - 1.8%
BASF AG                                                                                 3,761                        301
Bayer AG                                                                                7,718                        393
BHP Billiton PLC                                                                       70,698                      1,218
Cia Vale do Rio Doce ADR                                                                7,637                        165
Holcim Ltd. (Regd.)                                                                     3,722                        303
Linde AG                                                                                5,800                        546
Potash Corp of Saskatchewan                                                             6,831                        710
Rio Tinto PLC (Regd.)                                                                  12,048                        569
Toray Industries Inc.                                                                  92,999                        700 (j)
                                                                                                                   4,905

TELECOMMUNICATION SERVICES - 1.3%
America Movil S.A. de C.V. ADR (Series L)                                              14,199                        559
France Telecom S.A.                                                                     2,017                         46
Hellenic Telecommunications Organization                                                1,021                         25
S.A.
MTN Group, Ltd.                                                                         9,649                         78
Reliance Communication Ltd.                                                            24,420                        184
Singapore Telecommunications Ltd.                                                     387,890                        597
Telenor ASA                                                                            48,591                        634
Vodafone Group, PLC                                                                    90,590                        207
Vodafone Group, PLC ADR                                                                54,422                      1,244
                                                                                                                   3,574

UTILITIES - 0.6%
E.ON AG                                                                                 7,142                        846
National Grid PLC                                                                       3,237                         40
Veolia Environnement                                                                   11,949                        721 (j)
                                                                                                                   1,607

TOTAL COMMON STOCK                                                                                                49,848
(COST $37,233)


-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
-----------------------------------------------------------------------------------------------------------------------------

Cia Vale do Rio Doce ADR                                                               35,222                        652
(COST $538)

TOTAL FOREIGN EQUITY                                                                                              50,500
(COST $37,771)

                                                                                    PRINCIPAL
                                                                                       AMOUNT                      VALUE
-----------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 24.2%
-----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 8.1%
U.S. Treasury Bonds
4.50%                                        02/15/36                                $     10                   $     10
5.38%                                        02/15/31                                     100                        108
7.13%                                        02/15/23                                     840                      1,055
8.13%                                        08/15/19 - 08/15/21                          740                        992 (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                        01/15/16                                     420                        411 (m)
3.50%                                        01/15/11                                     795                        833 (m)
U.S. Treasury Notes
4.50%                                        09/30/11                                   4,780                      4,762
4.88%                                        05/15/09 - 08/15/16                       13,955                     14,090
                                                                                                                  22,261

FEDERAL AGENCIES - 0.3%
Federal Farm Credit Bank
3.75%                                        01/15/09                                     315                        307 (h)
Federal Home Loan Mortgage Corp.
4.75%                                        12/08/10                                     515                        511 (h)
                                                                                                                     818

AGENCY MORTGAGE BACKED - 5.1%
Federal Home Loan Mortgage Corp.
4.50%                                        06/01/33 - 02/01/35                          149                        139 (h)
5.00%                                        07/01/35 - 10/01/35                          924                        888 (h)
5.50%                                        05/01/20                                      19                         19 (h)
6.00%                                        04/01/17 - 05/01/35                          466                        468 (h)
6.50%                                        01/01/27 - 09/01/36                          405                        415 (h)
7.00%                                        10/01/16 - 08/01/36                          142                        147 (h)
7.50%                                        11/01/09 - 09/01/33                           57                         59 (h)
8.00%                                        07/01/26 - 11/01/30                           11                         12 (h)
8.50%                                        04/01/30 - 05/01/30                           35                         37 (h)
Federal National Mortgage Assoc.
4.00%                                        05/01/19 - 06/01/19                          135                        127 (h)
4.50%                                        05/01/18 - 02/01/35                          988                        947 (h)
5.00%                                        06/01/20 - 08/01/35                          818                        789 (h)
5.50%                                        04/01/14 - 08/01/35                          668                        666 (h)
6.00%                                        02/01/14 - 08/01/35                          838                        841 (h)
6.50%                                        12/01/14 - 08/01/36                        1,393                      1,420 (h)
7.00%                                        01/01/16 - 06/01/36                          321                        331 (h)
7.50%                                        12/01/09 - 03/01/34                          122                        125 (h)
8.00%                                        12/01/11 - 11/01/33                          110                        116 (h)
8.50%                                        05/01/30 - 05/01/31                            7                          7
9.00%                                        06/01/09 - 12/01/22                           74                         76 (h)
5.00%                                        TBA                                          976                        947 (c)
5.50%                                        TBA                                        2,381                      2,369 (c)
6.00%                                        TBA                                        1,416                      1,429 (c)
Government National Mortgage Assoc.
4.50%                                        08/15/33 - 09/15/34                          238                        226
5.00%                                        08/15/33                                      63                         61
6.00%                                        04/15/30 - 09/15/36                          106                        106
6.50%                                        06/15/24 - 07/15/36                          149                        154
7.00%                                        03/15/12 - 06/15/34                           58                         60
7.50%                                        07/15/23 - 04/15/28                           43                         45
8.00%                                        05/15/30                                       2                          2
8.50%                                        10/15/17                                      53                         56
9.00%                                        11/15/16 - 12/15/21                           49                         53
5.50%                                        TBA                                          905                        899 (c)
                                                                                                                  14,036

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Collateralized Mortgage Obligation Trust
(Class B)
5.86%                                        11/01/18                                       4                          3 (d,f,h)
Federal Home Loan Mortgage Corp.
1.32%                                        10/15/18                                     200                         11 (g,h,i)
1.82%                                        12/15/30                                     427                         20 (g,h,i)
3.21%                                        10/15/33                                      80                         62 (h,i)
3.97%                                        12/15/33                                      50                         42 (h,i)
4.50%                                        04/15/13 - 03/15/19                          402                         43 (g,h)
4.50%                                        05/15/17 - 11/15/19                          175                        166 (h)
5.00%                                        12/15/13 - 02/15/35                        3,449                      1,411 (g,h)
5.08%                                        06/15/33                                     291                        286 (h,i)
5.50%                                        04/15/17 - 06/15/33                          281                         45 (g,h)
5.50%                                        10/15/34                                      68                         68 (h)
7.50%                                        01/15/16                                      22                         23 (h)
7.50%                                        07/15/27                                      49                         10 (g,h)
8.00%                                        04/15/20                                       2                          2 (h)
8.00%                                        02/01/23 - 07/01/24                           10                          2 (g,h)
11.71%                                       09/25/43                                     635                          8 (d,g,i)
Federal Home Loan Mortgage STRIPS
5.57%                                        08/01/27                                       2                          2 (d,f,h)
Federal National Mortgage Assoc STRIPS
(Class 1)
4.37%                                        11/01/34                                      84                         63 (d,f,h)
Federal National Mortgage Assoc STRIPS
(Class 2)
7.50%                                        11/01/23                                      98                         25 (g,h)
8.00%                                        08/01/23 - 07/01/24                           21                          5 (g,h)
8.50%                                        03/01/17 - 07/25/22                            8                          1 (g,h)
9.00%                                        05/25/22                                       4                          1 (g,h)
Federal National Mortgage Assoc.
1.19%                                        12/25/42                                     177                          4 (g,i)
2.17%                                        05/25/18                                     971                         65 (g,h,i)
2.27%                                        09/25/42                                     481                         21 (g,i)
2.32%                                        04/25/17 - 10/25/17                          219                         14 (g,i)
2.37%                                        08/25/16                                      49                          2 (g,i)
2.77%                                        06/25/42                                     117                          7 (g,i)
3.54%                                        09/25/31                                      97                         90 (h,i)
4.00%                                        02/25/28                                      11                         11
4.50%                                        05/25/18                                      68                          6 (g,h)
4.50%                                        12/25/19                                      50                         46
4.75%                                        11/25/14                                      47                          3 (g,h)
5.00%                                        02/25/32                                      40                          3 (g)
5.00%                                        03/25/35                                      75                         69 (h)
5.50%                                        07/25/34 - 02/25/35                          225                        225 (h)
5.75%                                        02/25/35                                     125                        127 (h)
6.00%                                        12/25/34                                     100                        102
6.50%                                        12/25/34                                      50                         51 (h)
8.00%                                        07/25/14                                      24                         25
Federal National Mortgage Assoc. (Class S)
1.77%                                        02/25/31                                     134                          6 (g,h,i)
Federal National Mortgage Assoc. REMIC
4.50%                                        11/25/13                                     130                          6 (g,h)
4.88%                                        03/25/31                                     129                        126 (h,i)
5.00%                                        10/25/22                                      68                         11 (g,h)
Federal National Mortgage Assoc. REMIC
(Class B)
5.24%                                        12/25/22                                       4                          3 (d,f)
Government National Mortgage Assoc.
5.00%                                        02/16/34                                      38                         35 (h)
                                                                                                                   3,357

ASSET BACKED - 0.4%
Bank One Issuance Trust
3.59%                                        05/17/10                                      25                         25 (h)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.70%                                        01/25/34                                      13                         13 (h,i)
Capital One Master Trust (Class C)
6.70%                                        06/15/11                                     100                        102 (b,h)
Carmax Auto Owner Trust
4.35%                                        03/15/10                                      64                         63
Chase Credit Card Master Trust (Class A)
5.44%                                        07/15/10                                     120                        120 (h,i)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.58%                                        03/25/32                                      43                         44 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                        04/07/10                                      59                         58
Countrywide Asset-Backed Certificates
5.76%                                        05/25/33                                       9                          9 (h,i)
Countrywide Asset-Backed Certificates
(Class A)
5.99%                                        04/25/32                                      31                         31 (h,i)
Fleet Credit Card Master Trust II (Class A)
5.47%                                        04/15/10                                     180                        180 (i)
Fleet Home Equity Loan Trust (Class A)
5.58%                                        01/20/33                                      27                         27 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                        10/15/10                                      69                         68
Mid-State Trust
7.54%                                        07/01/35                                      14                         15 (h)
Peco Energy Transition Trust
6.52%                                        12/31/10                                      45                         47 (h)
Residential Asset Mortgage Products, Inc.
5.57%                                        03/25/34                                      13                         13 (h,i)
Residential Asset Mortgage Products, Inc.
(Class A)
5.61%                                        06/25/32                                      25                         25 (h,i)
Residential Asset Securities Corp.
5.58%                                        07/25/32                                      16                         16 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                        07/25/30                                      46                         46 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                        10/20/10                                      43                         42
Wells Fargo Home Equity Trust
3.97%                                        09/25/24                                      35                         34 (h,i)
                                                                                                                     978

CORPORATE NOTES - 6.0%
Abbey National PLC
7.95%                                        10/26/29                                      80                        100 (h)
Abbott Laboratories
5.88%                                        05/15/16                                     125                        130
AGL Capital Corp.
7.13%                                        01/14/11                                      50                         53
AIG SunAmerica Global Financing VII
5.85%                                        08/01/08                                     100                        101 (b,h)
Allegiance Corp.
7.00%                                        10/15/26                                      35                         37 (h)
Allied Waste North America, Inc.
8.50%                                        12/01/08                                     180                        189
Allstate Life Global Funding Trusts
3.85%                                        01/25/08                                      90                         88 (h)
Altria Group, Inc.
7.20%                                        02/01/07                                      50                         50 (h)
American Electric Power Company, Inc.
(Series D)
5.25%                                        06/01/15                                      35                         34 (h)
American General Corp.
7.50%                                        08/11/10                                      80                         86 (h)
Appalachian Power Co. (Series G)
3.60%                                        05/15/08                                      30                         29 (h)
Appalachian Power Co. (Series K)
5.00%                                        06/01/17                                      55                         52 (h)
Archer-Daniels-Midland Co.
7.00%                                        02/01/31                                      55                         63 (h)
Arizona Public Service Co.
6.25%                                        08/01/16                                      80                         82
AT&T, Inc.
4.13%                                        09/15/09                                     110                        107 (h)
5.63%                                        06/15/16                                     125                        124 (h)
5.88%                                        08/15/12                                      55                         56 (h)
AvalonBay Communities, Inc. (REIT)
5.75%                                        09/15/16                                      55                         56
BAC CAP TRUST V
5.63%                                        03/08/35                                      80                         74 (h)
Banco BMG S.A.
9.15%                                        01/15/16                                     100                        100 (b,h)
Banco Mercantil del Norte S.A.
5.88%                                        02/17/14                                      95                         95 (b,h,i)
Banco Santander Chile
5.38%                                        12/09/14                                      90                         89 (b,h)
Bank of America Corp.
5.75%                                        08/15/16                                      65                         66
Barclays Bank PLC
5.93%                                        12/31/49                                     100                        100 (b,i)
BellSouth Corp.
4.20%                                        09/15/09                                      75                         73
6.55%                                        06/15/34                                      75                         75 (h)
BJ Services Co.
5.75%                                        06/01/11                                      80                         81
BNP US Funding LLC (Series A)
7.74%                                        12/31/49                                      45                         46 (b,h,i)
Boyd Gaming Corp.
7.13%                                        02/01/16                                      85                         82 (h)
British Telecommunications PLC
8.38%                                        12/15/10                                      30                         34
Burlington Northern Santa Fe Corp.
8.13%                                        04/15/20                                     135                        165 (h)
Cadbury Schweppes US Finance LLC
3.88%                                        10/01/08                                      75                         73 (b)
Campbell Soup Co.
5.50%                                        03/15/07                                      85                         85 (h)
Capital One Bank
6.50%                                        06/13/13                                      40                         42 (h)
Capital One Financial Corp.
8.75%                                        02/01/07                                      80                         81 (h)
Carolina Power & Light Co.
5.15%                                        04/01/15                                      40                         39 (h)
5.70%                                        04/01/35                                      20                         19 (h)
6.13%                                        09/15/33                                      70                         72 (h)
CBS Corp.
5.63%                                        05/01/07                                      15                         15 (h)
Clear Channel Communications, Inc.
4.63%                                        01/15/08                                      75                         74 (h)
CNA Financial Corp.
6.00%                                        08/15/11                                      80                         81
Comcast Cable Communications Holdings, Inc.
9.46%                                        11/15/22                                      70                         90 (h)
Commonwealth Bank of Australia
6.02%                                        03/29/49                                      80                         80 (b,i)
Consumers Energy Co.
5.15%                                        02/15/17                                      50                         48 (h)
Corp Andina de Fomento
5.75%                                        01/12/17                                      60                         60
Cosan S.A. Industria e Comercio
8.25%                                        02/28/49                                     100                         95 (b,h)
Cosipa Commercial Ltd.
8.25%                                        06/14/16                                     100                        106 (b)
Countrywide Home Loans, Inc.
5.63%                                        05/15/07                                      75                         75 (h)
COX Communications, Inc.
5.45%                                        12/15/14                                      80                         77 (h)
CRH America, Inc.
6.00%                                        09/30/16                                      55                         55
Crown Americas LLC and Crown Americas
Capital Corp.
7.75%                                        11/15/15                                     215                        218
CSC Holdings, Inc.
7.88%                                        12/15/07                                     145                        147
CSX Transportation, Inc.
9.75%                                        06/15/20                                       8                         11 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                        06/04/08                                      50                         49 (h)
4.75%                                        01/15/08                                      50                         50 (h)
DBS Bank Ltd.
5.00%                                        11/15/19                                      90                         86 (b,h,i)
Delhaize America, Inc.
8.13%                                        04/15/11                                      50                         54
Detroit Edison Co. (Series B)
5.45%                                        02/15/35                                      85                         79 (h)
Deutsche Telekom International Finance BV
3.88%                                        07/22/08                                     225                        220 (h)
Devon OEI Operating Inc.
4.38%                                        10/01/07                                      50                         49 (h)
Diageo Capital PLC
5.50%                                        09/30/16                                      80                         79
Dominion Resources, Inc.
5.69%                                        05/15/08                                      80                         80 (h,k)
Dominion Resources, Inc. (Series B)
4.13%                                        02/15/08                                     145                        143 (h)
Dominion Resources, Inc. (Series G)
3.66%                                        11/15/06                                      25                         25 (h,k)
Duke Capital LLC
4.33%                                        11/16/06                                      65                         65 (h)
5.67%                                        08/15/14                                      45                         45 (h)
8.00%                                        10/01/19                                      60                         70 (h)
Echostar DBS Corp.
7.00%                                        10/01/13                                      80                         78 (b)
7.13%                                        02/01/16                                     150                        145 (b,h)
El Paso Corp.
7.63%                                        09/01/08                                      75                         77
El Paso Electric Co.
6.00%                                        05/15/35                                      85                         82 (h)
El Paso Production Holding Company
7.75%                                        06/01/13                                     145                        148
Embarq Corp.
7.08%                                        06/01/16                                      80                         82
Empresa Energetica de Sergipe and Sociedade
Anonima de Eletrificaao da Paraiba
10.50%                                       07/19/13                                      55                         57 (b)
Enterprise Products Operating LP
4.00%                                        10/15/07                                     100                         98 (h)
EOP Operating LP
7.00%                                        07/15/11                                     105                        111 (h)
7.75%                                        11/15/07                                     130                        133 (h)
Federated Department Stores, Inc.
6.90%                                        04/01/29                                      60                         61
FirstEnergy Corp. (Series B)
6.45%                                        11/15/11                                      15                         16 (h)
Forest Oil Corp.
8.00%                                        06/15/08                                     145                        149
FPL Group Capital, Inc. (Series B)
5.55%                                        02/16/08                                     110                        110 (h)
Georgia Power Co.
4.88%                                        07/15/07                                     105                        105 (h)
Goodrich Corp.
7.10%                                        11/15/27                                      55                         60 (h)
Greater Bay Bancorp
5.25%                                        03/31/08                                     135                        134 (h)
GS Caltex Corp.
5.50%                                        10/15/15                                      80                         79 (b,h)
GTE Corp.
6.94%                                        04/15/28                                     100                        103 (h)
7.51%                                        04/01/09                                      55                         58 (h)
Halliburton Co.
8.75%                                        02/15/21                                      40                         51 (h)
HSBC Capital Funding LP
4.61%                                        12/29/49                                     100                         93 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                        12/31/49                                      85                         96 (b,h,i)
HSBC Finance Corp.
6.50%                                        11/15/08                                     120                        123 (h)
Hutchison Whampoa Finance CI Ltd. (Series C)
7.50%                                        08/01/27                                     140                        160 (b)
IBM Canada Credit Services Co.
3.75%                                        11/30/07                                      45                         44 (b,h)
IIRSA Norte Finance Ltd.
8.75%                                        05/30/24                                     100                        103 (b)
IMC Global Inc. (Series B)
10.88%                                       06/01/08                                     110                        117
ING Capital Funding TR III
8.44%                                        12/29/49                                      70                         78 (h,i)
ING Groep N.V.
5.78%                                        12/29/49                                     135                        133 (h,i)
International Business Machines Corp.
3.80%                                        02/01/08                                      55                         54 (h)
iStar Financial, Inc. (REIT)
4.88%                                        01/15/09                                      30                         30 (h)
7.00%                                        03/15/08                                      50                         51 (h)
Kansas Gas & Electric
5.65%                                        03/29/21                                      45                         44 (h)
Kimco Realty Corp. (REIT)
4.82%                                        06/01/14                                      55                         52 (h)
Kinder Morgan Energy Partners LP
5.13%                                        11/15/14                                      65                         62 (h)
L-3 Communications Corp.
6.38%                                        10/15/15                                      85                         83 (h)
Laboratory Corp of America Holdings
5.63%                                        12/15/15                                      55                         55 (h)
Landsbanki Islands
6.10%                                        08/25/11                                     100                        101 (b)
Lucent Technologies Inc.
5.50%                                        11/15/08                                     145                        143
Lyondell Chemical Company
8.25%                                        09/15/16                                     150                        152
MacDermid, Inc.
9.13%                                        07/15/11                                     145                        151 (h)
Marsh & McLennan Companies, Inc.
5.15%                                        09/15/10                                      70                         69 (h)
Mediacom Broadband LLC
8.50%                                        10/15/15                                     145                        144 (b)
Merrill Lynch & Company, Inc.
6.05%                                        05/16/16                                     100                        103
MGM Mirage
5.88%                                        02/27/14                                     250                        232 (h)
Midamerican Energy Holdings Co.
3.50%                                        05/15/08                                      60                         58 (h)
6.13%                                        04/01/36                                      55                         56 (b,h)
Mohegan Tribal Gaming Authority
8.00%                                        04/01/12                                     140                        145 (h)
Morgan Stanley (Series F)
6.25%                                        08/09/26                                     100                        104
Motorola, Inc.
4.61%                                        11/16/07                                      20                         20 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                        07/25/49                                     100                        101 (h,i)
NAK Naftogaz Ukrainy
8.13%                                        09/30/09                                     100                         97
National Power Corp.
9.63%                                        05/15/28                                      70                         81
NB Capital Trust IV
8.25%                                        04/15/27                                     140                        147 (h)
Nelnet, Inc.
5.13%                                        06/01/10                                      65                         64 (h)
Nevada Power Company (Series N)
6.65%                                        04/01/36                                      40                         41 (b)
New Cingular Wireless Services Inc.
8.75%                                        03/01/31                                      90                        115 (h)
News America, Inc.
7.25%                                        05/18/18                                      50                         55 (h)
Nisource Finance Corp.
5.45%                                        09/15/20                                      80                         74
Norfolk Southern Corp.
6.00%                                        04/30/08                                      50                         51 (h)
Norfolk Southern Railway Co.
9.75%                                        06/15/20                                      22                         30 (h)
Northeast Utilities (Series B)
3.30%                                        06/01/08                                      35                         34 (h)
Northern States Power Co.
6.25%                                        06/01/36                                      30                         32
Northrop Grumman Corp.
4.08%                                        11/16/06                                     140                        140 (h)
NorthWestern Corp.
5.88%                                        11/01/14                                     100                         98 (h)
Ohio Power Co. (Series E)
6.60%                                        02/15/33                                      35                         37 (h)
ONEOK Partners LP
5.90%                                        04/01/12                                      55                         55
Owens Brockway Glass Container Inc.
6.75%                                        12/01/14                                      50                         48 (h)
Pacific Bell
7.13%                                        03/15/26                                      35                         38
Pacific Gas & Electric Co.
6.05%                                        03/01/34                                      40                         40 (h)
PanAmSat Corp.
9.00%                                        08/15/14                                     160                        165 (h)
Pemex Finance Ltd.
9.03%                                        02/15/11                                      45                         48 (h)
9.69%                                        08/15/09                                     111                        120 (h)
Pemex Project Funding Master Trust
6.13%                                        08/15/08                                     160                        161 (h)
7.38%                                        12/15/14                                      15                         16 (h)
Pepco Holdings, Inc.
5.50%                                        08/15/07                                      80                         80 (h)
6.03%                                        06/01/10                                      60                         60 (h,i)
Petrobras International Finance Company
6.13%                                        10/06/16                                      35                         35
Pioneer Natural Resources Co.
6.88%                                        05/01/18                                     145                        145
Plains All American Pipeline, LP
6.70%                                        05/15/36                                      55                         57 (b)
Popular North America, Inc.
4.25%                                        04/01/08                                      80                         79
Potomac Edison Co.
5.35%                                        11/15/14                                      40                         39 (h)
Procter & Gamble - ESOP (Series A)
9.36%                                        01/01/21                                     123                        155 (h)
Prudential Holdings LLC (Series C)
8.70%                                        12/18/23                                     100                        128
Puget Energy, Inc.
3.36%                                        06/01/08                                      35                         34 (h)
Puget Sound Energy, Inc.
5.48%                                        06/01/35                                      55                         50 (h)
Qwest Capital Funding Inc.
6.38%                                        07/15/08                                     200                        200
Rabobank Capital Funding II
5.26%                                        12/31/49                                     115                        113 (b,h,i)
Rabobank Capital Funding Trust
5.25%                                        12/29/49                                      50                         48 (b,i)
Resona Bank Ltd.
5.85%                                        09/29/49                                     200                        196 (b,i)
Rogers Cable Inc.
5.50%                                        03/15/14                                     125                        118 (h)
Rouse Company LP (REIT)
6.75%                                        05/01/13                                      80                         80 (b)
RSHB Capital S.A.
7.18%                                        05/16/13                                     100                        104 (b)
Simon Property Group, L.P. (REIT)
4.60%                                        06/15/10                                      55                         54 (h)
4.88%                                        08/15/10                                      80                         79 (h)
Smith International, Inc.
6.00%                                        06/15/16                                      55                         56
Southern Copper Corp.
7.50%                                        07/27/35                                     200                        209
Sprint Capital Corp.
6.00%                                        01/15/07                                     130                        130 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                        12/03/14                                      50                         49 (i)
Station Casinos Inc.
7.75%                                        08/15/16                                      60                         62
Stewart Enterprises, Inc.
6.25%                                        02/15/13                                     175                        162
Telecom Italia Capital S.A.
6.11%                                        07/18/11                                     105                        104 (i)
Telefonos de Mexico S.A. de C.V.
4.50%                                        11/19/08                                     325                        319 (h)
8.75%                                        01/31/16                                   1,000                         89
The Kroger Co.
6.80%                                        12/15/18                                      55                         58 (h)
The Thomson Corp.
5.50%                                        08/15/35                                      55                         51 (h)
Time Warner Entertainment Co.
8.38%                                        03/15/23 - 07/15/33                          130                        152 (h)
TXU Electric Delivery Co.
5.00%                                        09/01/07                                      55                         55 (h)
6.38%                                        05/01/12                                      45                         46 (h)
Tyson Foods, Inc.
7.25%                                        10/01/06                                       2                          2 (h)
Union Pacific Railroad Co.
5.87%                                        07/02/30                                      55                         58
United Overseas Bank Ltd.
4.50%                                        07/02/13                                     110                        104 (b,h)
United Utilities PLC
6.45%                                        04/01/08                                      55                         56 (h)
Vale Overseas Ltd.
8.25%                                        01/17/34                                      70                         79
Valero Energy Corp.
3.50%                                        04/01/09                                      30                         29 (h)
Verizon Pennsylvania Inc.
8.75%                                        08/15/31                                      55                         65 (h)
VTB Capital S.A.
6.14%                                        09/21/07                                     110                        111 (b,h,i)
Wells Fargo & Co.
5.25%                                        12/01/07                                      65                         65 (h)
Westar Energy, Inc.
5.15%                                        01/01/17                                      35                         33 (h)
7.13%                                        08/01/09                                      30                         31 (h)
Westfield Capital Corporation Ltd.
4.38%                                        11/15/10                                      80                         77 (b,h)
Weyerhaeuser Co.
6.13%                                        03/15/07                                      24                         24 (h)
Williams Partners LP
7.50%                                        06/15/11                                     120                        120 (b)
Wisconsin Electric Power
3.50%                                        12/01/07                                      65                         64 (h)
Wyeth
4.38%                                        03/01/08                                      50                         49
                                                                                                                  16,298

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.7%
Banc of America Commercial Mortgage Inc.
5.32%                                        10/10/11                                      87                         87
Banc of America Funding Corp.
5.75%                                        03/20/36                                      50                         50 (h,i)
5.86%                                        02/20/36                                     100                        100 (h,i)
Banc of America Mortgage Securities (Class B)
5.39%                                        01/25/36                                      50                         49 (h,i)
Bank of America Alternative Loan Trust
6.50%                                        07/25/35                                      84                         85 (h)
Bear Stearns Commercial Mortgage Securities
5.58%                                        03/11/39                                      39                         39 (h,i)
6.02%                                        02/14/31                                     100                        102 (h)
CalSTRS Trust
4.13%                                        11/20/12                                     149                        147 (b,h)
Citigroup Mortgage Loan Trust, Inc.
6.10%                                        08/25/36                                     109                        110 (i)
Countrywide Alternative Loan Trust
5.97%                                        05/25/36                                      25                         23 (i)
6.00%                                        03/25/36 - 06/25/36                           65                         56
Countrywide Alternative Loan Trust (Class B)
6.00%                                        05/25/36 - 08/25/36                           45                         40
Countrywide Home Loan Mortgage Pass Through
Trust (Class M)
5.50%                                        12/25/35                                      45                         43 (h)
Credit Suisse Mortgage Capital Certificates
5.47%                                        09/15/39                                     128                        129
Credit Suisse Mortgage Capital Certificates
(Class C)
5.65%                                        02/25/36                                      25                         24 (h,i)
CS First Boston Mortgage Securities Corp.
5.16%                                        07/15/37                                   1,254                         35 (b,d,h,i)
5.33%                                        10/25/35                                      45                         43 (h,i)
DLJ Commercial Mortgage Corp.
6.24%                                        11/12/31                                     350                        356 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                        05/15/35                                     318                        324 (h)
GMAC Commercial Mortgage Securities, Inc.
(Class X)
5.08%                                        12/10/41                                   2,028                         47 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                        04/10/37                                      90                         90 (h)
Impac CMB Trust (Class A)
6.09%                                        12/25/33                                     106                        106 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                        01/25/36                                     100                         96 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                        01/25/36                                     100                         99 (h,i)
Indymac Index Mortgage Loan Trust
5.39%                                        06/25/35                                      74                         72 (h,i)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.29%                                        01/12/39                                   1,087                         40 (b,h,i)
6.47%                                        11/15/35                                      64                         67 (h)
JP Morgan Mortgage Trust
5.41%                                        11/25/35                                     146                        144 (h,i)
LB-UBS Commercial Mortgage Trust
4.06%                                        09/15/27                                     144                        140 (h,i)
4.51%                                        12/15/29                                      74                         72 (h)
4.53%                                        01/15/36                                     506                         34 (b,d,h)
4.63%                                        03/15/34                                     374                          5 (b,d,h,i)
5.09%                                        01/18/12                                   1,588                         45 (d,h,i)
5.37%                                        09/15/39                                     142                        143
6.17%                                        10/15/35                                     566                         24 (b,d,h,i)
6.23%                                        03/15/26                                      87                         89 (h)
7.16%                                        02/15/40                                   1,261                         27 (b,d,h,i)
7.80%                                        03/15/36                                   1,292                         36 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.65%                                        11/15/27                                     116                        123 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                        07/14/16                                      26                         28 (b,h)
LB-UBS Commercial Mortgage Trust (Class X)
7.46%                                        12/15/39                                   1,104                         20 (b,d,h,i)
Master Alternative Loans Trust
5.00%                                        08/25/18                                      60                          9 (g,h)
6.50%                                        08/25/34 - 05/25/35                          257                        260 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                        01/25/35                                      71                         71 (h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                        05/12/39                                     300                        306 (i)
MLCC Mortgage Investors, Inc.
5.40%                                        02/25/36                                      50                         49 (h,i)
Morgan Stanley Capital I
5.71%                                        07/20/44                                     100                        102
6.53%                                        03/15/31                                     218                        223 (h)
Morgan Stanley Dean Witter Capital I
4.26%                                        04/15/34                                     334                          6 (b,d,h,i)
4.53%                                        10/15/35                                     511                          9 (b,d,h,i)
7.20%                                        10/15/33                                     209                        221 (h)
Morgan Stanley Dean Witter Capital I (Class X)
1.42%                                        02/01/31                                     176                          8 (b,h,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                        03/15/30                                     221                        225 (h)
Opteum Mortgage Acceptance Corp.
5.63%                                        02/25/35                                     530                        530 (h,i)
Residential Accredit Loans, Inc.
6.00%                                        01/25/36                                     249                        244 (h)
Residential Asset Securitization Trust
(Class A)
5.50%                                        05/25/35                                     155                        155 (h,i)
Structured Asset Securities Corp. (Class X)
2.15%                                        02/25/28                                      96                          4 (i)
Wachovia Bank Commercial Mortgage Trust
5.51%                                        03/15/45                                      79                         80 (h)
5.68%                                        05/15/43                                     300                        305 (i)
Wachovia Bank Commercial Mortgage Trust
(Class A)
5.77%                                        07/15/45                                     500                        514
Wells Fargo Mortgage Backed Securities Trust
5.00%                                        11/25/20                                     119                        118 (h)
5.35%                                        10/25/36                                     218                        216 (i)
5.50%                                        01/25/36 - 03/25/36                          199                        191 (h)
                                                                                                                   7,235

SOVEREIGN BONDS - 0.4%
Government of Argentina
1.33%                                        12/31/38                                      70                         30 (k)
7.00%                                        09/12/13                                      40                         37
Government of Bahamas
6.63%                                        05/15/33                                      50                         57 (b,h)
Government of Brazil
8.25%                                        01/20/34                                      70                         81
8.88%                                        10/14/19                                      70                         83
12.50%                                       01/05/16                                     250                        115
Government of Colombia
7.38%                                        09/18/37                                     100                        101
8.13%                                        05/21/24                                      60                         66
12.00%                                       10/22/15                                  16,000                          8
Government of Panama
7.25%                                        03/15/15                                       5                          5
Government of Philippine
7.75%                                        01/14/31                                     100                        104
9.38%                                        01/18/17                                     100                        118
Government of Turkey
7.38%                                        02/05/25                                     100                         99
9.50%                                        01/15/14                                      95                        108
Government of Uruguay
8.00%                                        11/18/22                                     100                        106
                                                                                                                   1,118

TOTAL BONDS AND NOTES                                                                                             66,101
 (COST $67,140)

                                                                                    NUMBER OF
                                                                                       SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.8%
-----------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                      29,010                   $  1,006 (n)
Industrial Select Sector SPDR Fund                                                    115,931                      3,865 (n)

TOTAL EXCHANGE TRADED FUNDS                                                                                        4,871
 (COST $3,873)

                                                                          NUMBER OF CONTRACTS                      VALUE
-----------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
-----------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
IMM Euro Futures Options                                                                   30                         $1
IMM Euro Futures Options                                                                   10                          1
(COST $2)

PUT OPTIONS
U.S. Treasury Notes 10Yr. Futures                                                          20                          2
(COST $3)

TOTAL PURCHASED OPTIONS                                                                                                4
(COST $5)

TOTAL INVESTMENTS IN SECURITIES                                                                                  272,667
(COST $238,447)

                                                                                    NUMBER OF
                                                                                       SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.4%
-----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.2%
GEI Short Term Investment Fund
5.49%                                                                               6,021,096                   $  6,021 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 5.2%
State Street Navigator Securities Lending
Prime Portfolio
5.33%                                                                              14,276,155                     14,276 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                      20,297
(COST $20,297)

TOTAL INVESTMENTS                                                                                                292,964
(COST $258,744)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET                                                                       (19,759)
- (7.2)%
                                                                                                                --------
NET ASSETS - 100.0%                                                                                             $273,205
                                                                                                                ========

-------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following written option contracts open at September 30, 2006 (unaudited):


                                                                             EXPIRATION DATE/      NUMBER OF
CALL OPTIONS                                                                     STRIKE PRICE      CONTRACTS              VALUE
-------------------------------------------------------------------------------------------------------------------------------
IMM Euro Future Options                                                         Nov 06 /94.75             10               $(1)
IMM Euro Future Options                                                         Oct 06 /94.88             30                  -
 (Written Option Premium $1)

                                                                             EXPIRATION DATE/      NUMBER OF
PUT OPTIONS                                                                     STRIKE PRICE       CONTRACTS              VALUE
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10Yr. Futures                                              Oct 06 /106.00             20               $(1)
 (Written Option Premium $1)                                                                                               ---
                                                                                                                           $(2)
                                                                                                                           ===

The Elfun Diversified Fund had the following long futures contracts open at September 30, 2006 (unaudited):

                                                                                                     CURRENT         UNREALIZED
                                                                                    NUMBER OF       NOTIONAL      APPRECIATION/
DESCRIPTION                                  EXPIRATION DATE                        CONTRACTS          VALUE       DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes 2Yr. Futures              December  2006                                10         $2,045                 $6
U S Treasury Notes 5Yr. Futures              December  2006                                25          2,638                 18
U S Treasury Notes 10Yr. Futures             December  2006                                 4            432                  -


The Elfun Diversified Fund had the following short futures contracts open at September 30, 2006 (unaudited):

                                                                                                     CURRENT         UNREALIZED
                                                                                    NUMBER OF       NOTIONAL      APPRECIATION/
DESCRIPTION                                  EXPIRATION DATE                        CONTRACTS          VALUE       DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index Futures                      December  2006                                10       $(3,364)              $(43)
                                                                                                                          ----
                                                                                                                          $(19)
                                                                                                                          ====



NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2006 (unaudited)


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $695; $3,874; $12,420; and $32,522; or 0.20%, 1.42%, 0.70% and 8.81% of net
     assets for the Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2006.

(j)  All or a portion of the security is out on loan.

(k)  Step coupon Bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m)  Treasury Inflation Proctected Securities.

(n) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

+    Percentages are based on net assets as of September 30, 2006.

*    Less than 0.1%



Abbreviations:

ADR         American Depositary Receipt
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated

Date:  November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated

Date:  November 29, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 29, 2006